UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3614
Rochester Fund Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 12/31/2010

Item 1. Reports to Stockholders.

December 31, 2010

Rochester Fund Municipals

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	16.9%
Airlines	8.8
Sales Tax Revenue	8.4
Electric Utilities	7.3
Marine/Aviation Facilities	5.0
Hospital/Health Care	4.9
Tax Increment Financing (TIF)	4.8
Highways/Commuter Facilities	4.6
General Obligation	4.4
Non Profit Organization	4.0
Portfolio holdings are subject to change. Percentages are as of December 31, 2010, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	1.4%
AA	23.4
A	22.7
BBB	30.6
BB and Lower	12.6
Unrated	9.3

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of December 31, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2010, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. The first 10 months of the reporting period were marked by sustained investor demand for tax-free municipal bonds and municipal bond funds. As a result of the correction during the final 2 months, the income generated by Rochester Fund Municipals comprised 100% of the Fund’s positive total return. In all, the Class A shares produced a total return of 3.63% at net asset value for the reporting period (-1.29% with sales charge). As of December 31, 2010, the distribution yield of this Fund’s Class A shares was 6.42% at NAV.
     The charts on pages 16 to 19 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 33.4% of the Fund’s net assets on December 31, 2010. During the reporting period, securities issued by Puerto Rico made a positive contribution to the Fund’s total return. Most of the Fund’s investments involve securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.
     Better fiscal management has helped the Commonwealth significantly reduce pressure on its municipal bonds. Since taking office in January 2009, Governor Luis Fortuño has decreased Puerto Rico’s payroll by 17%, implemented a property tax and increased corporate and income taxes. In addition, lawmakers aim to end recurring budget imbalances by 2013. As a result, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from Standard & Poor’s and Moody’s Investors Service this reporting period (Fitch Ratings does not directly rate Puerto Rico’s general obligation debt). We remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement
12 | ROCHESTER FUND MUNICIPALS

with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 16.9% of the Fund’s total assets and comprised the Fund’s largest industry sector.1
     Facing mixed developments in the tobacco sector, tobacco bonds failed to make a positive contribution to the Fund’s positive total return. We continue to favor tobacco bonds, however, despite a 9.3% consumption decline in 2009 and a flurry of negative tobacco bond articles in the press. In December 2010, Moody’s took rating actions on more than 200 classes of tobacco securitizations because of implications from a recent court ruling and the previous year’s consumption decline. The outcome of the Freedom Holdings case, in which the plaintiffs’ claims were dismissed on all counts, reduces much of the uncertainty surrounding certain important legal risks to the cash flows of tobacco bonds. In its rating actions, Moody’s list of possible upgrades outnumbered the possible downgrades by a 2-to-1 margin.
     We believe that tobacco bonds, while benefiting states and territories and qualifying for tax exemption, are fundamentally structured financing vehicles. Our long-term view of the sector remains bullish and we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     The Fund’s airline holdings represented 8.8% of total assets as of December 31, 2010, and contributed to positive results. Many of the Fund’s holdings are backed by a security interest in the airport terminal buildings or maintenance facilities whose construction they finance and, as a result, these bonds offer investors valuable collateral.

1.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
13 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
     In a similar manner to the airline sector, the Fund continued to be invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are also backed by the valuable collateral of the terminals, maintenance facilities and other on-site projects whose construction they finance. At the end of the reporting period, 5.0% of the Fund’s total assets were invested in the marine/aviation facilities sector and contributed positively to the Fund’s total return.
     The Fund continued to be invested in the electric utilities sector, constituting 7.3% of the Fund’s total assets at the end of the reporting period. Our holdings in this sector consist of securities in the mid-range of the credit spectrum. The overall fundamentals in this sector also remained stable this reporting period, contributing to positive results.
     The Fund continued to favor the hospital/health care sector this reporting period, which constituted 4.9% of total assets as of December 31, 2010. The overall fundamentals in this sector remained stable this reporting period, contributing to positive results.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, “inverse floaters” provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
14 | ROCHESTER FUND MUNICIPALS

Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2010. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index and the Consumer Price Index. The Barclays Capital Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the performance of the general municipal bond market. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities index includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.
15 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
16 | ROCHESTER FUND MUNICIPALS

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance,which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
17 | ROCHESTER FUND MUNICIPALS

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
18 | ROCHESTER FUND MUNICIPALS

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance,which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 20 for further information.
19 | ROCHESTER FUND MUNICIPALS

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This annual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, the Class A returns includes the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
21 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2010	December 31, 2010	December 31, 2010

Actual
Class A	$1,000.00	$972.70	$4.69
Class B	1,000.00	968.00	9.37
Class C	1,000.00	968.40	9.02
Class Y	1,000.00	973.40	3.99

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.47	4.80
Class B	1,000.00	1,015.73	9.60
Class C	1,000.00	1,016.08	9.24
Class Y	1,000.00	1,021.17	4.08
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.94%
Class B	1.88
Class C	1.81
Class Y	0.80
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS December 31, 2010

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—118.8%
New York—83.0%
$1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,022,477
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,623,636
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	501,267
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,424,473
1,315,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2019	1,322,338
2,460,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2029	2,473,727
150,000	Albany, NY IDA (Albany Municipal Golf Course Clubhouse)[1]	7.500		05/01/2012	151,632
760,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	746,784
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,636,344
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,080,081
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	697,428
7,005,000	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	5,159,183
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	358,668
1,185,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	1,075,921
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,397,405
895,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	899,287
1,770,000	Albany, NY Parking Authority	7.052	[3]	11/01/2017	1,281,108
790,000	Amherst, NY IDA (Asbury Pointe)[1]	5.800		02/01/2015	783,743
45,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2023	40,220
3,000,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2029	2,497,680
5,350,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	3,791,224
25,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.250		08/01/2031	22,240
875,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	844,699
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,275,137
2,135,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	2,144,479
3,700,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	6.375		07/15/2043	3,758,497
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	81,376
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,342,584
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	824,940
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	981,338
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,507,220
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	3,546,650
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,638,710
915,000	Canton, NY Human Services Initiatives[1]	5.700		09/01/2024	868,555
1,155,000	Canton, NY Human Services Initiatives[1]	5.750		09/01/2032	1,037,664
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	930,960
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2045	920,970
23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,350,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450%		09/15/2019	$1,335,164
9,775,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000		01/01/2021	9,745,968
1,800,000	Chautauqua County, NY IDA (Woman’s Christian Assoc. of Jamestown)[1]	6.400		11/15/2029	1,579,590
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	96,809
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	105,938
1,020,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	977,803
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,361,137
3,835,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.000		01/01/2013	3,148,190
4,000,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.350		01/01/2013	3,283,680
4,910,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.500		01/01/2019	3,898,540
300,000	Clifton Springs, NY Hospital & Clinic[1]	7.650		01/01/2012	300,105
2,050,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	2,050,800
35,000	Cohoes, NY GO	6.200		03/15/2012	35,134
25,000	Cohoes, NY GO	6.200		03/15/2013	25,088
25,000	Cohoes, NY GO1	6.250		03/15/2014	25,082
25,000	Cohoes, NY GO1	6.250		03/15/2015	25,077
25,000	Cohoes, NY GO1	6.250		03/15/2016	25,069
1,100,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/15/2014	1,027,873
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,246,804
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.250		07/01/2032	4,791,973
2,200,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,571,636
800,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	778,280
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000		10/01/2030	2,995,785
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	635,557
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	470,940
3,105,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)[1]	7.750		10/01/2032	2,936,709
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)[1]	6.125		04/20/2043	1,409,065
2,345,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	2,168,468
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	1,373,311
3,170,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,401,877
1,665,000	Erie County, NY IDA (Air Cargo)[1]	8.500		10/01/2015	1,665,849
4,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.750		06/01/2025	3,590,520
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	6,012,230
1,960,000	Erie County, NY IDA (DePaul Properties)[1]	5.750		09/01/2028	1,369,374
2,060,000	Erie County, NY IDA (DePaul Properties)[1]	6.500		09/01/2018	1,753,307
1,750,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,394,645
11,310,000	Erie County, NY IDA (Medaille College)[1]	7.625		04/01/2035	11,668,753
24 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$9,900,000	Erie County, NY IDA (Orchard Park CCRC)	6.000%		11/15/2026	$8,924,256
6,860,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	5,657,922
1,415,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	1,381,705
25,290,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	18,412,890
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	51,247,714
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	2,416,140
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	2,160,428
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	1,342,613
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	4,044,800
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,189,532
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,312,489
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,539,180
30,000	Essex County, NY IDA (Moses Ludington Nursing Home)[1]	6.200		02/01/2030	30,148
180,000	Essex County, NY IDA (Moses Ludington Nursing Home)[1]	6.375		02/01/2050	180,794
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	995,075
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	326,589
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	411,423
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,239,285
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,015,124
9,300,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		12/01/2023	8,637,282
4,440,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		03/01/2028	4,044,440
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		08/15/2022	1,795,814
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		10/01/2026	1,536,454
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)[1]	5.500		12/01/2029	5,397,988
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	903,123
3,395,000	Glen Cove, NY IDA (SLCD)[1]	7.375		07/01/2023	3,410,923
1,075,000	Green Island, NY Power Authority[1]	5.125		12/15/2024	1,037,569
2,210,000	Green Island, NY Power Authority[1]	6.000		12/15/2020	2,250,222
1,695,000	Green Island, NY Power Authority[1]	6.000		12/15/2025	1,704,848
105,000	Hempstead, NY IDA (Dentaco Corp.)[1]	7.250		11/01/2012	103,676
1,270,000	Hempstead, NY IDA (Dentaco Corp.)[1]	8.250		11/01/2025	1,227,303
7,930,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	6.375		11/01/2018	7,930,714
7,660,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	7.750		11/01/2022	7,890,413
25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$25,260,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.500%	11/01/2042	$18,553,723
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500	11/01/2038	3,098,684
5,680,000	Hempstead, NY IDA (South Shore Y JCC)[1]	6.750	11/01/2024	4,965,854
845,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	848,355
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,001,580
1,285,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,308,104
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	2,016,560
75,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011	75,334
67,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	60,909,703
358,680,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	324,429,647
135,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875	05/01/2019	128,897
1,000,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2029	922,070
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2039	7,130,990
675,000	Islip, NY IDA (Leeway School)[1]	9.000	08/01/2021	675,979
15,265,000	Islip, NY IDA (Southside Hospital Civic Facilities)[1]	7.750	12/01/2022	14,803,386
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	960,401
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	8,276,525
60,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	57,390
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	4,481,786
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	757,197
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	962,302
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,279,859
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	4,784,780
570,000	Middletown, NY IDA (Flanagan Design & Display)[1]	7.500	11/01/2018	498,231
1,165,000	Middletown, NY IDA (YMCA)[1]	7.000	11/01/2019	1,164,499
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750	05/01/2023	46,592
165,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	185,460
860,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	791,449
3,885,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.875	02/01/2028	2,774,512
4,780,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.950	08/01/2028	3,965,010
2,470,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,119,384
2,915,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375	04/01/2029	2,720,424
2,260,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.250	06/01/2026	2,078,138
3,210,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.375	06/01/2024	3,123,458
2,175,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375	07/01/2032	1,656,023
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500	07/01/2027	2,917,789
26 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$670,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700%		08/01/2018	$613,177
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,261,272
15,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	16,101,150
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	2,294,500
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	552,630
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,011,841
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	575,928
3,275,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.200		12/01/2033	2,750,542
2,240,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	2,142,157
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,303,054
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	512,531
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	757,538
700,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	623,882
440,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	445,711
2,975,000	Nassau County, NY IDA (ALIA-ACLD)[1]	6.250		09/01/2022	2,723,761
165,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.125		06/01/2017	165,452
220,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.500		06/01/2015	222,856
3,705,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.000		11/01/2016	3,714,040
2,395,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.125		06/01/2017	2,401,562
1,105,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.500		06/01/2015	1,119,343
95,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.125		06/01/2012	96,102
1,360,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.500		06/01/2015	1,377,653
4,030,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.150		06/01/2030	4,067,681
6,065,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.250		06/01/2032	6,178,112
640,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	641,754
490,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	491,343
120,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	121,558
12,500,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	11,533,000
330,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2030	334,283
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,265,991
4,900,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	4,367,174
600,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	534,756
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,406,335
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,100,514
610,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	543,669
3,545,000	Nassau County, NY IDA (Little Village School)[1]	7.500		12/01/2031	3,539,647
1,000,000	Nassau County, NY IDA (New York Institute of Technology)[1]	4.750		03/01/2026	938,630
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,070,466
27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,115,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750%		05/01/2024	$1,999,373
1,255,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	1,138,084
1,280,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	6.250		11/01/2014	1,258,547
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	546,438
610,000	Nassau County, NY IDA, Series A-A1	6.000		07/02/2021	553,648
6,600,000	Nassau County, NY IDA, Series A-B1	6.000		07/01/2021	5,990,292
655,000	Nassau County, NY IDA, Series A-C1	6.000		07/01/2021	594,491
745,000	Nassau County, NY IDA, Series A-D1	6.000		07/01/2021	676,177
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	87,166,296
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	7,938,270
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	679,800
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	3,042,542
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	5,888,100
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	158,000
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	17,097,757
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	12,715,324
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,425,138
3,300,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	3,353,064
2,810,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,682,286
1,500,000	Niagara County, NY IDA (Niagara University)[1]	5.350		11/01/2023	1,504,035
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400		11/01/2031	5,203,440
2,600,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550		11/15/2024	2,642,120
7,250,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625		11/15/2024	7,382,748
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,080
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,352,246
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,630,752
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	119,981
355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	315,567
1,875,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	1,808,531
2,835,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	3,382,495
500,000	NY Carnegie Redevel. Corp.	7.000		09/01/2021	406,835
7,455,000	NY Counties Tobacco Trust I	6.250		06/01/2028	6,996,294
6,235,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,837,706
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	18,028,510
29,800,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	24,749,198
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	44,553,372
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	210,296
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	4,969,930
28 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$131,335,000	NY Counties Tobacco Trust IV	5.920%[3]		06/01/2050	$2,525,572
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	2,873,227
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	2,404,365
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	36,705,679
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	26,491,659
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	74,028,075
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	17,228,774
599,098,613	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	12,796,746
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	6,065,329
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	15,187,750
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.125		01/15/2044	14,524,200
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625		01/15/2046	63,649,050
4,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.625		07/15/2047	4,004,080
68,000,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[4]	5.250		10/01/2035	66,154,392
13,925,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	13,547,772
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2,5]	6.125		02/15/2019	22
51,560,000	NY MTA, Series A4	5.000		11/15/2030	51,371,661
20,000	NY MTA, Series A1	5.000		11/15/2032	19,162
25,000	NY MTA, Series B1	5.000		01/01/2031	24,444
1,400,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015	1,399,734
29,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	23,636,613
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2032	25,015
33,060,000	NY Triborough Bridge & Tunnel Authority, Series A4	5.000		01/01/2027	33,127,142
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,983,544
251,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	194,698,921
337,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	249,777,976
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250		11/01/2042	4,932,600
15,000	NYC GO1	5.000		06/01/2020	15,833
25,000	NYC GO1	5.000		03/01/2025	25,472
20,000,000	NYC GO4	5.000		04/01/2030	20,036,243
46,000,000	NYC GO4	5.000		06/01/2030	46,088,242
10,920,000	NYC GO4	5.000		08/01/2030	10,941,731
12,455,000	NYC GO4	5.000		12/01/2033	12,498,271
30,150,000	NYC GO4	5.000		11/01/2034	30,210,320
12,765,000	NYC GO4	5.000		03/01/2035	12,764,081
19,405,000	NYC GO4	5.000		04/01/2035	19,403,428
5,400,000	NYC GO4	5.000		08/01/2035	5,399,781
60,000	NYC GO1	5.100		11/01/2019	62,987
100,000	NYC GO1	5.250		09/15/2013	100,344
20,000,000	NYC GO4	5.250		03/01/2021	22,088,200
5,000	NYC GO1	5.250		08/01/2021	5,015
29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$25,530,000	NYC GO4	5.250%		06/01/2027	$26,133,827
5,000	NYC GO1	5.375		12/01/2026	5,129
5,000	NYC GO1	5.375		03/01/2027	5,488
37,945,000	NYC GO4	5.375		06/01/2032	38,368,931
40,000	NYC GO1	5.500		08/01/2022	40,119
5,000	NYC GO1	5.500		12/01/2031	5,144
5,000	NYC GO1	5.950		08/01/2014	5,020
40,000	NYC GO	6.154	[3]	10/01/2012	39,205
2,000,000	NYC GO1	6.250		12/15/2031	2,207,220
15,000	NYC GO1	7.250		08/15/2024	15,067
5,000	NYC GO1	7.750		08/15/2028	5,032
1,475,000	NYC GO ROLs[6]	14.659	[7]	05/15/1931	1,508,748
5,395,000	NYC GO ROLs[6]	14.668	[7]	05/15/2036	5,401,042
875,000	NYC GO ROLs[6]	14.671	[7]	05/15/2033	885,500
37,272	NYC HDC (Beekman)[1]	6.500		10/15/2017	37,350
252,254	NYC HDC (Bridgeview III)	6.500		12/15/2017	253,422
743,271	NYC HDC (Cadman Towers)	6.500		11/15/2018	746,712
47,802	NYC HDC (Essex Terrace)	6.500		07/15/2018	47,964
104,207	NYC HDC (Keith Plaza)	6.500		02/15/2018	104,561
1,800,000	NYC HDC (Multifamily Hsg.)[1]	4.700		11/01/2040	1,570,968
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	715,572
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,233,087
2,700,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2042	2,544,291
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,152
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,312,238
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,399,741
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	2,868,810
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	4,857,597
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,527,081
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200		11/01/2040	7,592,880
14,110,000	NYC HDC (Multifamily Hsg.)[4]	5.250		11/01/2030	14,125,939
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	6,798,854
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,010,986
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,094,265
15,000	NYC HDC (Multifamily Hsg.)[1]	5.400		11/01/2033	14,780
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,664,521
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,394,910
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500		11/01/2028	4,808,399
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,107,236
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	2,851,048
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	10,983,164
30 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$69,223	NYC HDC (Multifamily Hsg.)[1]	6.500%	02/15/2018	$70,795
10,470,000	NYC HDC (Multifamily Hsg.), Series A4	5.600	11/01/2042	10,491,778
31,300,000	NYC HDC (Multifamily Hsg.), Series B4	5.350	05/01/2049	29,878,424
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050	11/01/2036	10,323,380
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125	05/01/2040	7,817,686
385,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	385,039
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200	11/01/2033	959,550
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200	11/01/2032	2,081,213
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875	11/01/2039	12,094,413
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200	11/01/2038	1,276,728
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250	05/01/2046	3,206,472
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[4]	5.200	11/01/2038	14,232,499
856,251	NYC HDC (Ruppert)[1]	6.500	11/15/2018	901,135
213,373	NYC HDC (St. Martin Tower)	6.500	11/15/2018	214,361
2,750,000	NYC HDC, Series C4	5.000	11/01/2026	2,697,146
22,200,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	22,117,638
870,000	NYC IDA (A Very Special Place)[1]	5.750	01/01/2029	710,599
3,215,000	NYC IDA (Acme Architectural Products)[1]	6.375	11/01/2019	2,885,109
43,020,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	37,387,391
20,875,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2027	19,460,719
160,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	154,184
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	867,714
2,830,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,354,192
2,905,000	NYC IDA (American Airlines)	5.400	07/01/2019	2,477,587
32,580,000	NYC IDA (American Airlines)	5.400	07/01/2020	27,401,409
41,550,000	NYC IDA (American Airlines)	6.900	08/01/2024	38,447,462
540,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	554,504
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	18,921,630
69,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	72,479,072
44,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	47,566,852
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	348,739,315
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,006,219
3,775,000	NYC IDA (Atlantic Paste & Glue Company)[1]	6.625	11/01/2019	3,433,438
935,000	NYC IDA (Atlantic Veal & Lamb)[1]	8.375	12/01/2016	935,243
105,000	NYC IDA (Baco Enterprises)[1]	7.500	11/01/2011	104,897
1,685,000	NYC IDA (Baco Enterprises)[1]	8.500	11/01/2021	1,662,825
1,230,000	NYC IDA (Bark Frameworks)[1]	6.750	11/01/2019	1,139,238
5,500,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	02/15/2022	4,742,210
1,035,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2027	903,162
4,220,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2034	3,615,612
52,750,000	NYC IDA (British Airways)[1]	5.250	12/01/2032	40,773,113
31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$34,450,000	NYC IDA (British Airways)[1]	7.625%	12/01/2032	$34,727,323
97,120,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	73,236,250
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	115,351,722
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	19,224,314
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	14,038,392
4,145,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	3,543,478
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,772,542
15,540,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	12,900,376
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,822,476
29,135,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	23,688,212
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,264,340
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,551,727
3,760,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	2,997,472
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,268,988
1,375,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	1,375,316
430,000	NYC IDA (Comprehensive Care Management)[1]	8.000	12/01/2011	430,297
2,800,000	NYC IDA (Continental Airlines)	8.000	11/01/2012	2,822,652
4,685,000	NYC IDA (Continental Airlines)	8.375	11/01/2016	4,720,653
1,310,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,111,352
1,180,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,001,065
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	4,259,714
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	489,863
5,500,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	3,590,675
1,790,000	NYC IDA (Good Shepherd Services)[1]	5.875	06/01/2014	1,692,051
3,270,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	2,583,889
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	5,661,706
2,095,000	NYC IDA (Herbert G. Birch Childhood Project)[1]	8.375	02/01/2022	2,098,059
800,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	746,360
9,000,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	9,184,320
540,000	NYC IDA (Just Bagels Manufacturing)[1]	8.500	11/01/2016	544,455
920,000	NYC IDA (Just Bagels Manufacturing)[1]	8.750	11/01/2026	934,959
19,700,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	19,428,337
17,190,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	16,423,670
12,000,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.750	03/01/2015	12,033,120
45,500,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	38,035,725
10,000	NYC IDA (Lighthouse International)[1]	4.500	07/01/2033	8,252
2,405,000	NYC IDA (Little Red Schoolhouse)[1]	6.750	11/01/2018	2,407,501
23,000,000	NYC IDA (Magen David Yeshivah)[1]	5.700	06/15/2027	16,075,620
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	3,008,920
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,557,330
32 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375%	11/01/2038	$7,540,107
680,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	689,330
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	3,824,939
17,780,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	14,746,910
325,000	NYC IDA (Mesorah Publications)[1]	6.450	02/01/2011	324,685
4,790,000	NYC IDA (Mesorah Publications)[1]	6.950	02/01/2021	4,459,730
8,405,000	NYC IDA (Metro Biofuels)[1]	6.000	11/01/2028	6,432,851
2,700,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	2,639,682
1,855,000	NYC IDA (Morrisons Pastry)[1]	6.500	11/01/2019	1,733,423
25,000	NYC IDA (NYU)[1]	5.000	07/01/2041	24,389
40,000,000	NYC IDA (NYU)[4]	5.250	07/01/2048	40,394,912
2,935,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2017	2,848,271
805,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	765,016
10,065,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	9,790,226
1,830,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,625,681
2,145,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,909,372
865,000	NYC IDA (Precision Gear)[1]	7.625	11/01/2024	861,661
1,750,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	1,492,838
15,310,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	12,411,052
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	6,089,400
1,340,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.250	11/01/2014	1,247,996
8,595,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.750	11/01/2028	6,950,433
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	806,320
3,785,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	3,537,688
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	201,252
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	5.000	07/01/2026	680,593
4,380,000	NYC IDA (Showman Fabricators)[1]	7.500	11/01/2028	3,320,303
3,005,000	NYC IDA (South Bronx Overall Economic Devel.)[1]	8.625	12/01/2025	2,818,119
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750	07/01/2020	1,368,250
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250	07/01/2022	836,576
2,415,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	2,350,616
3,735,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875	08/01/2025	3,637,031
5,760,000	NYC IDA (Stallion)[1]	5.500	11/01/2036	3,760,934
955,000	NYC IDA (Stallion)[1]	6.000	11/01/2027	729,095
10,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	9,985
1,420,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	1,420,483
405,000	NYC IDA (Streamline Plastics)[1]	7.750	12/01/2015	399,589
1,275,000	NYC IDA (Streamline Plastics)[1]	8.125	12/01/2025	1,213,698
6,808,500	NYC IDA (Studio School)[1]	7.000	11/01/2038	5,909,982
605,000	NYC IDA (Surprise Plastics)[2]	7.500	11/01/2013	540,114
33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,480,000	NYC IDA (Surprise Plastics)[2]	8.500%		11/01/2023	$1,847,203
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021	1,524,870
380,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2021	377,800
1,000,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2030	911,290
8,800,000	NYC IDA (The Child School)[1]	7.550		06/01/2033	8,609,480
75,000	NYC IDA (Therapy & Learning Center)[1]	7.500		10/01/2011	75,798
3,735,000	NYC IDA (Therapy & Learning Center)[1]	8.250		10/01/2031	3,772,163
8,845,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650		12/01/2039	6,618,094
32,040,000	NYC IDA (Unicef)[1]	5.300		11/01/2038	23,558,692
9,550,000	NYC IDA (Urban Health Plan)[1]	7.050		09/15/2026	8,977,000
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375		11/01/2033	3,297,076
1,150,000	NYC IDA (Utleys)[1]	7.375		11/01/2023	1,088,291
3,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2021	3,422,394
1,330,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	1,108,236
3,235,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2028	2,695,596
900,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2031	734,355
1,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250		12/01/2036	1,471,482
12,200,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	12,206,466
70,500,000	NYC IDA (Visy Paper)[1]	7.950		01/01/2028	68,068,455
1,930,000	NYC IDA (Vocational Instruction)	7.750	[8]	02/01/2033	1,113,031
100,000	NYC IDA (W & W Jewelers)[1]	7.250		02/01/2011	99,987
1,555,000	NYC IDA (W & W Jewelers)[1]	8.250		02/01/2021	1,550,599
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	5,282,266
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	2,583,233
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000		12/31/2011	2,795,000
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375		11/01/2015	5,452,154
1,360,000	NYC IDA (World Casing Corp.)[1]	6.700		11/01/2019	1,255,158
41,105,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2046	36,719,097
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	18,176,400
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725		11/01/2037	18,505,390
50,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	50,016
27,500,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2031	27,619,075
31,400,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2034	31,399,372
22,000,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2038	21,819,107
29,000,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2039	28,761,550
18,000,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2039	17,850,960
31,500,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2039	31,239,180
19,740,000	NYC Municipal Water Finance Authority[4]	5.000		06/15/2039	19,576,553
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032	30,026
30,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	30,068
25,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2033	25,057
34 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$145,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125%	07/01/2030	$83,347
14,360,000	NYS DA (Buena Vida Nursing Home)[1]	5.250	07/01/2028	14,362,010
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	2,154,893
1,250,000	NYS DA (D’Youville College)[1]	5.250	07/01/2025	1,209,363
15,000	NYS DA (Dept. of Mental Hygiene)[1]	5.250	08/15/2031	14,999
20,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	20,011
5,935,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	5,643,354
3,255,000	NYS DA (L.I. University)[1]	5.125	09/01/2023	3,182,153
1,335,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	1,265,700
3,260,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	2,923,372
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	17,728,510
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375	07/01/2029	4,035,281
6,860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2025	6,906,854
2,500,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2028	2,468,900
2,265,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	2,085,544
2,000,000	NYS DA (Norwegian Christian Home & Health Center)[1]	6.100	08/01/2041	2,071,460
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	19,567,464
40,320,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	36,052,934
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	1,958,220
2,925,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	2,697,318
6,035,000	NYS DA (Providence Rest)[1]	5.000	07/01/2035	3,778,514
2,700,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	1,841,346
3,100,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	2,332,316
6,260,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025	5,788,998
17,660,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2035	15,066,806
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,006,288
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,015,062
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,745,180
50,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2022	53,171
25,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2029	26,324
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100	07/01/2034	1,006,566
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000	07/01/2028	6,123,528
1,055,000	NYS DA (St. Catherine of Siena Medical Center)[1]	6.000	07/01/2030	1,057,827
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250	07/01/2035	3,297,805
50,000,000	NYS DA (St. Mary’s Hospital for Children)[1,9]	7.875	11/15/2041	47,843,000
1,505,000	NYS DA (St. Thomas Aquinas College)[1]	5.250	07/01/2028	1,403,789
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	5,511,746
35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$11,695,000	NYS DA (Vassar College)[4]	5.000%		07/01/2046	$11,494,772
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,379,852
65,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	57,132
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	24,227
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,047
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	350,004
100,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	99,543
75,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	74,657
400,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	372,916
70,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	66,205
14,500,000	NYS ERDA (Rochester Gas & Electric)[1]	5.950		09/01/2033	14,060,360
16,300,000	NYS ERDA BUG RIBS	11.550	[7]	07/01/2026	16,338,794
7,000,000	NYS ERDA BUG RIBS	11.671	[7]	04/01/2020	7,254,800
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	1,875,980
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,220,286
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	9,803,946
2,095,000	NYS HFA (Children’s Rescue)[1]	7.625		05/01/2018	2,096,383
1,620,000	NYS HFA (Crotona Estates Apartments)[1]	4.950		08/15/2038	1,489,574
960,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	888,701
1,360,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,255,634
1,645,000	NYS HFA (Kensico Terrace Apartments)[1]	4.900		02/15/2038	1,477,654
5,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019	5,086
3,835,000	NYS HFA (Multifamily Hsg.)[1]	4.850		02/15/2038	3,470,100
2,860,000	NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	2,814,211
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,026,398
3,290,000	NYS HFA (Multifamily Hsg.)[1]	5.450		08/15/2032	3,269,109
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,074,938
1,050,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	1,051,134
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	3,203,456
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2031	1,000,960
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,709,915
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700		08/15/2033	2,121,632
665,000	NYS HFA (Multifamily Hsg.)[1]	6.250		02/15/2031	665,293
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,256,017
3,855,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	3,848,022
365,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2011	366,799
395,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2012	396,825
425,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2013	426,802
510,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2014	512,071
540,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2015	542,074
580,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2016	582,053
36 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$640,000	NYS HFA (Nonprofit Hsg.)[1]	8.400%		11/01/2017	$642,067
685,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	687,089
65,000	NYS LGSC (SCSB)	7.250		12/15/2011	65,773
715,000	NYS LGSC (SCSB)	7.375		12/15/2016	717,145
980,000	NYS LGSC (SCSB)	7.750		12/15/2021	1,000,727
185,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016	185,855
110,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016	110,760
15,000	NYS Medcare (M.G. Nursing Home)	6.200		02/15/2015	15,054
400,000	NYS Power Authority[1]	5.250		11/15/2040	400,012
25,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2016	25,090
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	624,334
450,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300		03/15/2019	407,903
840,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.350		03/15/2029	667,766
4,355,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125		01/01/2032	3,856,265
2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250		01/01/2032	1,833,480
965,000	Onondaga County, NY IDA (Community General Hospital)[1]	5.500		11/01/2018	859,468
4,765,000	Onondaga County, NY IDA (Community General Hospital)[1]	6.625		01/01/2018	4,380,703
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,127,279
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,005,908
500,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	500,160
42,834,598	Onondaga County, NY Res Rec[1]	0.000	[10]	05/01/2022	30,486,668
37,870,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2015	34,929,395
2,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.375		07/01/2040	1,943,820
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2021	2,316,800
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	2,020,704
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,816,461
2,045,000	Orange County, NY IDA (Glen Arden)[1]	5.625		01/01/2018	1,800,377
5,590,000	Orange County, NY IDA (Glen Arden)[1]	5.700		01/01/2028	4,337,057
70,000	Orange County, NY IDA (Orange Mental Retardation Properties)	7.800		07/01/2011	70,365
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,704,436
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	5,848,793
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,065,095
11,665,000	Peekskill, NY IDA (Drum Hill)[1]	6.375		10/01/2028	8,965,252
37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$42,570,000	Port Authority NY/NJ (Continental Airlines)	9.125%	12/01/2015	$43,123,410
16,420,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	16,350,543
31,720,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	31,716,828
18,625,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	18,722,595
4,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2036	3,973,760
2,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	2,075,960
2,110,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2011	2,103,776
50,300,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	47,807,635
35,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2026	34,424
240,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2030	238,212
50,000	Port Authority NY/NJ, 127th Series[1]	5.200	12/15/2027	50,119
20,000,000	Port Authority NY/NJ, 135th Series[4]	5.000	03/15/2039	19,804,302
33,025,000	Port Authority NY/NJ, 136th Series[4]	5.125	05/01/2034	32,579,884
19,175,000	Port Authority NY/NJ, 136th Series[4]	5.375	11/01/2028	19,366,624
22,855,000	Port Authority NY/NJ, 136th Series[4]	5.500	11/01/2029	23,153,094
26,000,000	Port Authority NY/NJ, 138th Series[4]	4.750	12/01/2034	24,222,900
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500	09/01/2029	24,762,522
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	46,818,610
12,840,000	Port Authority NY/NJ, 146th Series[4]	4.500	12/01/2034	11,542,011
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	8,978
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	24,537,915
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	9,396
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750	10/15/2028	12,025,011
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2027	17,191,146
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2032	18,897,085
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750	03/15/2035	84,179,272
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	15,639,000
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	100,059,207
13,715,000	Port Authority NY/NJ, 152nd Series[4]	5.250	05/01/2038	13,412,283
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	23,341,950
50,660,000	Port Authority NY/NJ, 37th Series[4]	5.250	07/15/2034	50,718,766
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,755,193
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,389,465
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	5,302,806
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	6,036,370
2,020,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350	09/01/2047	1,953,764
4,820,000	Rensselaer, NY City School District COP[1]	5.000	06/01/2036	4,125,486
1,330,000	Riverhead, NY IDA (Michael Reilly Design)[1]	8.875	08/01/2021	1,340,254
6,790,000	Rochester, NY Museum & Science Center[1]	6.125	12/01/2015	6,565,319
38 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,195,000	Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900%		07/01/2021	$990,105
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	7,656,197
10,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	8,344,426
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]	08/15/2045	932,700
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[3]	08/15/2060	1,875,960
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,722
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,783
25,000	Sanford Town, NY GO1	5.250		04/15/2017	26,815
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,458
25,000	Sanford Town, NY GO1	5.250		04/15/2019	25,951
25,000	Sanford Town, NY GO1	5.250		04/15/2020	25,686
30,000	Sanford Town, NY GO1	5.250		04/15/2021	30,616
30,000	Sanford Town, NY GO1	5.250		04/15/2022	30,404
30,000	Sanford Town, NY GO1	5.250		04/15/2023	30,233
30,000	Sanford Town, NY GO1	5.250		04/15/2024	30,112
35,000	Sanford Town, NY GO1	5.250		04/15/2025	34,823
35,000	Sanford Town, NY GO1	5.250		04/15/2026	34,420
40,000	Sanford Town, NY GO1	5.250		04/15/2027	38,972
40,000	Sanford Town, NY GO1	5.250		04/15/2028	38,416
40,000	Sanford Town, NY GO1	5.250		04/15/2029	38,056
45,000	Sanford Town, NY GO1	5.250		04/15/2030	42,394
45,000	Sanford Town, NY GO1	5.250		04/15/2031	42,168
50,000	Sanford Town, NY GO1	5.250		04/15/2032	46,543
50,000	Sanford Town, NY GO1	5.250		04/15/2033	46,286
55,000	Sanford Town, NY GO1	5.250		04/15/2034	50,565
60,000	Sanford Town, NY GO1	5.250		04/15/2035	54,706
60,000	Sanford Town, NY GO1	5.250		04/15/2036	54,466
3,000,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.125		12/01/2033	2,702,790
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,472,954
22,885,000	SONYMA, Series 106[4]	5.250		04/01/2034	21,507,951
30,225,000	SONYMA, Series 109[4]	4.950		10/01/2034	28,256,990
9,510,000	SONYMA, Series 133[4]	5.050		10/01/2026	9,257,016
23,000,000	SONYMA, Series 137[4]	4.700		10/01/2031	21,096,843
21,155,000	SONYMA, Series 140[4]	4.750		10/01/2037	18,278,332
11,335,000	SONYMA, Series 143[4]	4.900		10/01/2037	10,224,516
5,045,000	SONYMA, Series 145[4]	5.125		10/01/2037	4,740,285
1,955,000	SONYMA, Series 148[4]	5.150		10/01/2027	1,931,152
6,370,000	SONYMA, Series 148[4]	5.200		10/01/2032	6,167,849
39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$25,000	SONYMA, Series 67[1]	5.700%	10/01/2017	$25,028
890,000	SONYMA, Series 69[1]	5.500	10/01/2028	890,036
26,645,000	SONYMA, Series 71[4]	5.400	04/01/2029	26,642,599
30,000	SONYMA, Series 71[1]	5.400	04/01/2029	29,997
25,000	SONYMA, Series 73[1]	5.250	10/01/2017	25,019
330,000	SONYMA, Series 73	5.300	10/01/2028	329,333
23,875,000	SONYMA, Series 73-A4	5.300	10/01/2028	23,826,732
6,585,000	SONYMA, Series 77[1]	5.150	04/01/2029	6,469,828
9,535,000	SONYMA, Series 79[4]	5.300	04/01/2029	9,446,043
345,000	SONYMA, Series 82[1]	5.650	04/01/2030	345,031
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,396,178
2,210,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)[1]	5.250	10/01/2020	2,123,412
5,440,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)[1]	6.250	10/01/2040	5,001,318
4,280,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,168,934
910,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	842,878
380,000	Suffolk County, NY IDA (ALIA-ACDS)[1]	7.125	06/01/2017	381,041
2,035,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,835,102
175,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.375	06/01/2014	173,096
510,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.500	03/01/2018	491,018
435,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	7.500	09/01/2015	440,107
150,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	150,858
345,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	345,945
175,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.500	09/01/2015	177,055
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	715,876
1,245,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	1,109,619
2,700,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,434,779
655,000	Suffolk County, NY IDA (ALIA-DDI)[1]	6.375	06/01/2014	647,874
100,000	Suffolk County, NY IDA (ALIA-DDI)[1]	7.500	09/01/2015	101,174
780,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	703,381
390,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.375	06/01/2014	385,757
905,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.950	12/01/2014	910,177
2,600,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.125	06/01/2017	2,607,124
555,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	500,482
710,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	632,795
375,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	310,500
310,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.375	06/01/2014	306,627
310,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.950	12/01/2014	311,773
800,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.125	06/01/2017	802,192
40 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,945,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.250%	12/01/2033	$1,842,440
125,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.500	09/01/2015	126,468
1,970,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	1,755,782
185,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.375	06/01/2014	182,987
365,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.950	12/01/2014	367,088
120,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	7.500	09/01/2015	121,409
310,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.375	06/01/2014	306,627
810,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.950	12/01/2014	814,633
975,000	Suffolk County, NY IDA (ALIA-MCH)[1]	7.125	06/01/2017	977,672
790,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	704,095
485,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	7.500	09/01/2015	490,694
240,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	246,170
360,000	Suffolk County, NY IDA (ALIA-SMCFS)[1]	7.500	09/01/2015	364,226
390,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)[1]	7.500	09/01/2015	394,579
1,870,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,686,310
130,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	128,586
540,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	543,089
535,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	536,471
275,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.500	09/01/2015	278,229
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	2,990,581
765,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	681,814
190,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	6.950	12/01/2014	191,087
610,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.125	06/01/2017	611,671
320,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.500	09/01/2015	323,757
575,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	527,666
180,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	166,723
500,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	458,840
515,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	472,605
4,830,000	Suffolk County, NY IDA (DDI)[1]	7.250	03/01/2024	4,768,804
7,905,000	Suffolk County, NY IDA (DDI)[1]	8.750	03/01/2023	7,999,307
5,000,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2036	3,499,150
2,630,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	2,583,975
2,900,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375	01/01/2027	2,265,654
3,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.500	01/01/2037	2,723,776
1,310,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	12/01/2019	1,213,374
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,315,706
930,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	849,592
2,195,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125	04/01/2030	2,231,349
2,560,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700	05/01/2039	2,360,269
41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$3,185,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650%		11/01/2017	$3,117,128
210,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		12/01/2019	194,510
995,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		10/01/2020	913,092
3,275,000	Suffolk County, NY IDA (Innovative Realty I)[1]	6.000		11/01/2037	2,292,566
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	7,691,410
32,720,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250		06/01/2027	30,533,977
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550		02/01/2034	3,965,042
7,875,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375		01/01/2039	5,970,904
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	1,652,502
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	562,648
2,390,000	Suffolk County, NY IDA (New Interdisciplinary School)[1]	6.750		12/01/2019	2,329,868
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	1,920,740
4,505,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.300		01/01/2013	4,384,176
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	23,340,410
850,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2020	868,479
2,870,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2030	2,932,394
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,166,880
2,545,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,559,303
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	781,925
2,595,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	8.000		04/01/2030	2,638,933
475,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	435,898
1,645,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,523,665
3,255,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	7.875		09/01/2041	3,156,406
740,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	679,083
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[10]	06/01/2044	88,162,584
12,095,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	10,219,549
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	25,015,222
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	6,750,728
3,181,000	Sullivan County, NY Community College COP	5.750		08/15/2025	2,538,215
2,325,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625		06/01/2013	2,253,925
42 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$12,600,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875%		07/01/2022	$10,079,622
5,200,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		06/01/2019	4,698,096
13,840,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		07/01/2037	10,680,328
4,500,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.500		06/01/2025	3,939,435
4,465,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.950		02/01/2035	3,718,541
850,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.250		02/01/2012	845,334
9,965,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.750		02/01/2027	9,731,420
6,775,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500		11/01/2031	6,017,284
2,385,000	Syracuse, NY Hsg. Authority (Pavilion on James)[1]	7.500		11/01/2042	2,100,422
189,865,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	143,308,203
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	894,580
8,965,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	3,418,803
725,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	708,978
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,876,693
75,000	Taconic Hills, NY (Central School District at Craryville)[1]	5.000		06/15/2026	75,364
45,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	47,451
12,150,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	11,808,342
1,530,000	Ulster County, NY IDA (Brooklyn Bottling)[1]	8.600		06/30/2022	1,510,737
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	188,017
3,080,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,620,649
2,175,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	2,060,465
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	2,563,656
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850		12/01/2031	3,509,708
1,985,000	Wayne County, NY IDA (ARC)[1]	8.375		03/01/2018	1,986,191
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,297
4,300,000	Westchester County, NY Healthcare Corp., Series A1	5.875		11/01/2025	4,260,999
1,810,000	Westchester County, NY IDA (Beth Abraham Hospital)[1]	8.375		12/01/2025	1,812,154
3,550,000	Westchester County, NY IDA (Children’s Village)[1]	6.000		06/01/2022	3,189,285
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,145,611
3,130,000	Westchester County, NY IDA (Field Home)[1]	6.000		08/15/2017	2,947,834
3,335,000	Westchester County, NY IDA (Field Home)[1]	6.500		08/15/2022	3,118,358
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	1,272,856
1,375,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	1,378,438
3,325,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000		01/01/2028	2,967,164
615,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125		01/01/2018	615,154
1,430,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029	1,393,492
1,000,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2013	1,005,380
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2033	1,470,549
43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950%		08/01/2024	$160,043
2,590,000	Westchester County, NY IDA (Winward School)[1]	5.250		10/01/2031	2,358,091
4,475,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	3,862,552
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2038	45,116,081
52,770,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	37,874,084
850,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.250		10/15/2040	775,464
3,825,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	3,549,141
1,525,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,129,949
2,700,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	6.150		03/01/2015	2,276,640
1,275,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	8.500		12/30/2013	1,278,162
4,300,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A1	6.150		03/01/2015	3,625,760
1,100,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B1	6.150		03/01/2015	927,520
2,740,000	Yonkers, NY IDA (Westchester School)[1]	8.750		12/30/2023	2,741,562
800,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	773,880
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,069,662

					6,389,110,042

U.S. Possessions—35.8%
825,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	792,157
505,000	Guam GO1	5.250		11/15/2037	453,677
6,000,000	Guam GO1	6.750		11/15/2029	6,433,440
10,000,000	Guam GO1	7.000		11/15/2039	10,846,700
300,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	311,433
290,000	Guam Power Authority, Series A1	5.250		10/01/2023	275,990
20,000,000	Guam Power Authority, Series A1	5.250		10/01/2034	18,324,600
5,200,000	Guam Power Authority, Series A1	5.500		10/01/2030	5,053,152
7,700,000	Guam Power Authority, Series A1	5.500		10/01/2040	7,384,146
2,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,719,680
34,875,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	27,937,665
8,670,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,086,340
16,800,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	15,147,552
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[10]	07/01/2024	55,048,980
49,000,000	Puerto Rico Aqueduct & Sewer Authority[4]	5.125		07/01/2047	46,697,000
88,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	88,894,306
123,015,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	123,456,624
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,017,950
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	50,011,475
44 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$268,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.617%[3]		05/15/2050	$6,137,910
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	8,537,700
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	32,981,276
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	23,875,792
20,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	19,872
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	1,814,340
10,230,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	9,235,644
5,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	4,818,800
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,143,130
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	4,839,250
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,783,023
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	13,767,315
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	9,562,697
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	40,065,180
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	4,771,050
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	1,031,390
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	7,751,404
81,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	79,103,274
18,985,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	19,190,228
9,975,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2026	9,954,053
31,665,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	31,423,396
52,670,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	52,135,400
18,070,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	17,611,022
19,025,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	18,416,200
20,025,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	19,247,630
15,150,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	13,670,906
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.714	[11]	07/01/2029	43,250,400
45,000	Puerto Rico HFC[1]	5.100		12/01/2018	45,671
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	8,883,299
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,617,721
3,100,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	2,902,437
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	3,972,480
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	274,514
11,585,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	10,509,564
28,570,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	25,205,311
3,885,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	3,713,205
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,116,890
3,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	2,905,257
45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250%		07/01/2023	$2,605,902
17,205,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	16,397,913
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	6,245,217
92,120,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	80,958,741
125,620,000	Puerto Rico Highway & Transportation Authority, Series N1	0.724	[11]	07/01/2041	67,109,973
74,940,000	Puerto Rico Highway & Transportation Authority, Series N1	0.724	[11]	07/01/2045	39,232,589
16,080,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	15,189,650
53,445,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	49,230,862
26,755,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	24,297,018
6,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	5,406,660
32,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	29,277,064
202,145,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	181,524,189
134,520,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	120,060,445
3,130,000	Puerto Rico Infrastructure[1]	5.500		07/01/2025	3,154,915
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,289,652
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	14,839,800
2,750,000	Puerto Rico Infrastructure[1]	5.500		07/01/2028	2,704,515
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	4,893,552
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	5,313,866
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	5,513,500
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,315,602
1,575,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,570,417
5,750,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	5,368,373
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	5,898,463
38,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	38,075,240
2,025,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	1,975,732
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,329,360
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	5,598,600
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	499,995
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	7,302,880
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	4,909,911
4,975,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	4,309,892
6,395,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	5,663,421
90,855,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	81,128,972
46 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$7,500,000	Puerto Rico Public Buildings Authority[1]	5.000%		07/01/2037	$6,674,325
23,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	22,615,421
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	114,681,844
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	115,090
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,609,260
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	8,023,350
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	8,459,520
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	7,988,400
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	293,068,321
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[3]	08/01/2054	33,556,081
33,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	33,331,980
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[3]	08/01/2056	10,087,464
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	3,903,900
7,300,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	7,907,944
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	9,621,600
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[10]	08/01/2032	27,633,900
2,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	2,362,025
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	3,878,200
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	98,523,849
24,875,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	25,425,484
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,211,508
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,746,034
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	21,909,956
65,780,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	57,485,142
9,230,000	University of V.I., Series A1	5.375		06/01/2034	8,476,371
2,040,000	University of V.I., Series A1	6.250		12/01/2029	1,984,798
3,650,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	3,662,374
10,000	V.I. HFA, Series A1	6.450		03/01/2016	10,016
18,720,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	17,178,221
550,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2033	501,215
27,733,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	27,846,151
11,700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	11,343,969
8,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	7,925,280
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	753,863
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,083,027

					2,752,956,262

Total Investments, at Value (Cost $10,276,162,008)—118.8%					9,142,066,304
Liabilities in Excess of Other Assets— (18.8)					(1,445,372,088)

Net Assets—100.0%					$7,696,694,216

47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Continued

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Issue is in default. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

5.	Non-income-accruing security.

6.	Security is subject to a shortfall and forbearance agreement. See Note 1 of the accompanying Notes.

7.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of the accompanying Notes.

8.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

9.	When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See Note 1 of the accompanying Notes.

10.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates,prepayment speeds, credit risks, etc.)

3)	Level 3—Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$6,389,110,020	$22	$6,389,110,042
U.S. Possessions	—	2,752,956,262	—	2,752,956,262

Total Assets	$—	$9,142,066,282	$22	$9,142,066,304

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
48 | ROCHESTER FUND MUNICIPALS

To simplify the listings of securities,abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
BUG	Brodelyn Union Gas
CCRC	Continuing Care Retirement Community
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERs	Derivative Inverse Tax Exempt Receipts
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC	Jewish Community Center
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MCH	Maryhaven Center of Hope
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SLCD	School for Language and Communication Devel.
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES December 31, 2010

Assets
Investments, at value (cost $10,276,162,008)—see accompanying statement of investments	$9,142,066,304
Cash	6,333,184
Receivables and other assets:
Interest	151,689,288
Shares of beneficial interest sold	6,109,379
Investments sold	5,515,000
Other	363,622

Total assets	9,312,076,777

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,315,895,000
Payable on borrowings (See Note 5)	227,800,000
Investments purchased (including $36,000,000 purchased on a when-issued or delayed delivery basis)	36,102,993
Shares of beneficial interest redeemed	28,964,798
Distribution and service plan fees	3,421,896
Trustees’ compensation	1,891,599
Transfer and shareholder servicing agent fees	279,384
Shareholder communications	164,624
Interest expense on borrowings	33,936
Dividends	2,495
Other	825,836

Total liabilities	1,615,382,561

Net Assets	$7,696,694,216

Composition of Net Assets
Paid-in capital	$9,550,486,213
Accumulated net investment income	79,569,190
Accumulated net realized loss on investments	(799,265,483)
Net unrealized depreciation on investments	(1,134,095,704)

Net Assets	$7,696,694,216

50 | ROCHESTER FUND MUNICIPALS

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,295,107,990 and 410,647,192 shares of beneficial interest outstanding)	$15.33
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$16.09
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,057,871 and 11,823,267 shares of beneficial interest outstanding)	$15.31
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,119,899,887 and 73,175,709 shares of beneficial interest outstanding)	$15.30
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $100,628,468 and 6,564,370 shares of beneficial interest outstanding)	$15.33
See accompanying Notes to Financial Statements.
51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended December 31, 2010

Investment Income
Interest	$597,483,487
Other income	3,768

Total investment income	597,487,255

Expenses
Management fees	39,507,383
Distribution and service plan fees:
Class A	10,333,308
Class B	2,192,711
Class C	12,670,489
Transfer and shareholder servicing agent fees:
Class A	2,154,402
Class B	251,914
Class C	614,937
Class Y	39,104
Shareholder communications:
Class A	222,550
Class B	21,221
Class C	52,118
Class Y	3,986
Interest expense and fees on short-term floating rate notes issued (See Note 1)	15,672,049
Borrowing fees	6,338,220
Accounting service fees	2,584,568
Interest expense on borrowings	172,828
Trustees’ compensation	167,027
Custodian fees and expenses	71,865
Administration service fees	1,500
Other	504,520

Total expenses	93,576,700
Less waivers and reimbursements of expenses	(47,321)

Net expenses	93,529,379

Net Investment Income	503,957,876

Realized and Unrealized Gain (Loss)
Net realized gain on investments	107,406,478
Net change in unrealized appreciation/depreciation on investments	(289,610,448)

Net Increase in Net Assets Resulting from Operations	$321,753,906

See accompanying Notes to Financial Statements.
52 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2010	2009

Operations
Net investment income	$503,957,876	$530,847,427
Net realized gain (loss)	107,406,478	(226,677,958)
Net change in unrealized appreciation/depreciation	(289,610,448)	2,492,752,087

Net increase in net assets resulting from operations	321,753,906	2,796,921,556

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(418,716,525)	(408,558,894)
Class B	(11,118,280)	(13,742,327)
Class C	(64,982,829)	(62,747,294)
Class Y	(6,054,918)	(3,759,108)

	(500,872,552)	(488,807,623)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(470,847,309)	(128,680,279)
Class B	(62,951,925)	(66,159,176)
Class C	(103,907,672)	13,156,586
Class Y	39,395,133	3,629,506

	(598,311,773)	(178,053,363)

Net Assets
Total increase (decrease)	(777,430,419)	2,130,060,570
Beginning of period	8,474,124,635	6,344,064,065

End of period (including accumulated net investment income of $79,569,190 and $72,772,034, respectively)	$7,696,694,216	$8,474,124,635

See accompanying Notes to Financial Statements.
53 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$321,753,906
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(679,005,735)
Proceeds from disposition of investment securities	1,165,658,463
Short-term investment securities, net	211,962,533
Premium amortization	23,074,824
Discount accretion	(66,188,125)
Net realized gain on investments	(107,406,478)
Net change in unrealized appreciation/depreciation on investments	289,610,448
Change in assets:
Decrease in interest receivable	5,987,242
Decrease in other assets	2,785,659
Decrease in receivable for securities sold	1,434,021
Change in liabilities:
Increase in payable for securities purchased	31,135,665
Increase in other liabilities	127,707

Net cash provided by operating activities	1,200,930,130

Cash Flows from Financing Activities
Proceeds from bank borrowings	1,219,800,000
Payments on bank borrowings	(1,123,300,000)
Payments on short-term floating rate notes issued	(200,730,000)
Proceeds from shares sold	845,371,287
Payments on shares redeemed	(1,766,243,296)
Cash distributions paid	(170,949,557)

Net cash used in financing activities	(1,196,051,566)
Net increase in cash	4,878,564
Cash, beginning balance	1,454,620

Cash, ending balance	$6,333,184

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $329,923,343.
Cash paid for interest on bank borrowings—$147,567.
Cash paid for interest on short-term floating rate notes issued—$15,672,049.
See accompanying Notes to Financial Statements.
54 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.70	$11.54	$17.67	$18.82	$18.28

Income (loss) from investment operations:
Net investment income[1]	.98	.98	.94	.88	.93
Net realized and unrealized gain (loss)	(.38)	4.09	(6.19)	(1.17)	.55

Total from investment operations	.60	5.07	(5.25)	(.29)	1.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.97)	(.91)	(.88)	(.86)	(.94)

Net asset value, end of period	$15.33	$15.70	$11.54	$17.67	$18.82

Total Return, at Net Asset Value[2]	3.63%	45.07%	(30.84)%	(1.59)%	8.33%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$6,295	$6,913	$5,158	$8,541	$7,979

Average net assets (in millions)	$7,013	$6,360	$7,688	$8,598	$6,836

Ratios to average net assets:[3]
Net investment income	6.01%	6.96%	5.96%	4.78%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.67%	0.70%	0.70%	0.67%	0.68%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	0.93%	1.42%	1.60%	1.43%	1.34%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	1.42%	1.60%	1.43%	1.34%

Portfolio turnover rate	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period,with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
55 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.68	$11.53	$17.66	$18.80	$18.26

Income (loss) from investment operations:
Net investment income[1]	.82	.85	.80	.72	.78
Net realized and unrealized gain (loss)	(.37)	4.07	(6.19)	(1.16)	.54

Total from investment operations	.45	4.92	(5.39)	(.44)	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.82)	(.77)	(.74)	(.70)	(.78)

Net asset value, end of period	$15.31	$15.68	$11.53	$17.66	$18.80

Total Return, at Net Asset Value[2]	2.67%	43.66%	(31.50)%	(2.41)%	7.39%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$181	$246	$237	$591	$906

Average net assets (in millions)	$220	$248	$424	$745	$925

Ratios to average net assets:[3]
Net investment income	5.07%	6.05%	4.99%	3.88%	4.20%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.62%	1.67%	1.58%	1.57%	1.56%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	1.88%	2.39%	2.48%	2.33%	2.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	2.39%	2.48%	2.33%	2.22%

Portfolio turnover rate	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
56 | ROCHESTER FUND MUNICIPALS

Class C Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.67	$11.52	$17.65	$18.79	$18.25

Income (loss) from investment operations:
Net investment income[1]	.83	.86	.80	.71	.76
Net realized and unrealized gain (loss)	(.37)	4.07	(6.19)	(1.15)	.56

Total from investment operations	.46	4.93	(5.39)	(.44)	1.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.83)	(.78)	(.74)	(.70)	(.78)

Net asset value, end of period	$15.30	$15.67	$11.52	$17.65	$18.79

Total Return, at Net Asset Value[2]	2.75%	43.82%	(31.49)%	(2.39)%	7.40%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,120	$1,250	$905	$1,514	$1,256

Average net assets (in millions)	$1,271	$1,131	$1,350	$1,492	$956

Ratios to average net assets:[3]
Net investment income	5.14%	6.09%	5.09%	3.90%	4.15%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.54%	1.57%	1.57%	1.54%	1.54%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	1.80%	2.29%	2.47%	2.30%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	2.29%	2.47%	2.30%	2.20%

Portfolio turnover rate	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
57 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended December 31,	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.69	$11.54	$17.67	$18.82	$18.28

Income (loss) from investment operations:
Net investment income[1]	.99	1.00	.96	.89	.95
Net realized and unrealized gain (loss)	(.36)	4.08	(6.19)	(1.15)	.55

Total from investment operations	.63	5.08	(5.23)	(.26)	1.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.99)	(.93)	(.90)	(.89)	(.96)

Net asset value, end of period	$15.33	$15.69	$11.54	$17.67	$18.82

Total Return, at Net Asset Value[2]	3.84%	45.18%	(30.74)%	(1.44)%	8.45%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$101	$65	$44	$56	$22

Average net assets (in millions)	$100	$57	$61	$44	$16

Ratios to average net assets:[3]
Net investment income	6.14%	7.09%	6.14%	4.91%	5.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.54%	0.55%	0.57%	0.51%	0.56%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%

Total expenses	0.80%	1.27%	1.47%	1.27%	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.27%	1.47%	1.27%	1.22%

Portfolio turnover rate	7%	8%	23%	28%	17%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
58 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
59 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis.
60 | ROCHESTER FUND MUNICIPALS

“When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$36,000,000
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,315,895,000 as of December 31, 2010, which represents 14.13% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments
61 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
(but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At December 31, 2010, municipal bond holdings with a value of $2,036,849,766 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,315,895,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At December 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$13,640,000	NY Austin Trust Various States Inverse Certificates	11.146%	6/1/32	$14,063,931
8,935,000	NY Austin Trust Various States Inverse Certificates	11.112	6/1/27	9,538,827
23,960,000	NY Austin Trust Various States Inverse Certificates	6.563	11/1/38	20,670,292
16,400,000	NY Austin Trust Various States Inverse Certificates	9.632	7/1/48	16,794,912
31,175,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	10.490	1/15/46	32,479,050
36,040,000	NY Liberty Devel. Corp. ROLs[3]	7.490	10/1/35	34,194,392
10,770,000	NY MTA ROLs[3]	16.374	11/15/30	10,331,661
6,615,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	8.020	1/1/27	6,682,142
62 | ROCHESTER FUND MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.165%	12/1/27	$14,097,915
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	5.806	12/1/34	6,402,011
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.575	10/1/30	22,863,610
5,605,000	NYC GO DRIVERS	8.324	12/1/33	5,648,271
5,460,000	NYC GO DRIVERS	7.638	8/1/30	5,481,731
2,430,000	NYC GO DRIVERS	8.376	8/1/35	2,429,781
8,735,000	NYC GO DRIVERS	8.374	4/1/35	8,733,428
5,745,000	NYC GO DRIVERS	8.375	3/1/35	5,744,081
7,540,000	NYC GO ROLs	14.816	11/1/34	7,600,320
4,480,000	NYC GO ROLs[3]	15.777	4/1/30	4,516,243
8,900,000	NYC GO ROLs[3]	18.482	6/1/30	10,393,242
5,000,000	NYC GO ROLs	15.390	3/1/21	7,088,200
3,490,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.517	11/1/42	3,511,778
920,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.736	11/1/26	867,146
810,000	NYC HDC (Multifamily Hsg.) DRIVERS	11.052	11/1/27	774,741
1,000,000	NYC HDC (Multifamily Hsg.) DRIVERS	11.096	11/1/32	868,810
1,165,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.785	11/1/37	898,087
1,560,000	NYC HDC (Multifamily Hsg.) DRIVERS	10.912	11/1/39	1,187,238
2,790,000	NYC HDC (Multifamily Hsg.) DRIVERS	11.090	5/1/40	2,242,686
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	15.980	11/1/34	792,236
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.202	11/1/39	721,048
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	16.707	11/1/46	2,803,164
2,680,000	NYC HDC (Multifamily Hsg.) DRIVERS	11.285	11/1/40	2,237,880
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	13.289	11/1/30	3,970,939
11,905,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	10.568	5/1/49	10,483,424
17,005,000	NYC Municipal Water Finance Authority DRIVERS	10.957	6/15/39	16,585,657
6,875,000	NYC Municipal Water Finance Authority ROLs	14.801	6/15/31	6,994,075
7,875,000	NYC Municipal Water Finance Authority ROLs	14.801	6/15/39	7,614,180
4,935,000	NYC Municipal Water Finance Authority ROLs	14.801	6/15/39	4,771,553
4,500,000	NYC Municipal Water Finance Authority ROLs	14.821	6/15/39	4,350,960
10,470,000	NYC Municipal Water Finance Authority ROLs[3]	10.723	6/15/34	10,469,372
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	8.375	7/1/35	7,703,510
5,265,000	NYS DA (Vassar College) DRIVERS	8.373	7/1/46	5,064,772
3,410,000	NYS HFA ROLs[3]	12.168	11/1/45	2,993,946
3,750,000	Port Authority NY/NJ ROLs[3]	17.817	9/15/28	4,389,000
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	13.517	10/15/27	4,296,146
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	12.721	10/15/28	2,600,011
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	13.524	10/15/32	4,397,085
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	10.017	9/1/29	6,597,522
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	6.826	11/1/28	12,071,624
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	8.413	11/1/29	11,728,094
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	11.090	5/1/34	10,569,884
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	7.115	12/1/34	11,222,900
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	12.725	3/15/35	25,918,439
63 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	11.432%	5/1/38	$4,267,283
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	7.990	11/1/35	19,262,000
6,670,000	Port Authority NY/NJ, 3094th Series DRIVERS	10.966	3/15/39	6,474,302
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	12.740	11/1/30	8,341,950
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	7.990	11/1/35	29,827,207
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	12.734	3/15/35	3,600,833
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	7.981	7/15/34	25,388,766
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	7.712	7/1/47	3,857,000
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	7.898	7/1/47	13,590,000
74,115,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.239	8/1/57	70,738,321
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.096	8/1/57	27,093,849
18,135,000	SONYMA ROLs[3]	6.360	10/1/34	16,166,990
5,405,000	SONYMA ROLs[3]	11.639	4/1/29	5,403,541
3,185,000	SONYMA ROLs[3]	11.765	4/1/29	3,096,043
3,490,000	SONYMA ROLs[3]	12.022	4/1/29	3,489,058
7,635,000	SONYMA ROLs[3]	11.668	4/1/34	6,257,951
7,965,000	SONYMA ROLs[3]	11.779	10/1/28	7,916,732
3,175,000	SONYMA ROLs[3]	11.120	10/1/26	2,922,016
5,675,000	SONYMA ROLs[3]	7.488	10/1/37	4,564,516
11,505,000	SONYMA ROLs[3]	7.156	10/1/31	9,601,843
10,590,000	SONYMA ROLs[3]	7.239	10/1/37	7,713,332
1,685,000	SONYMA, Series 145 DRIVERS	11.056	10/1/37	1,380,285
650,000	SONYMA, Series 148 DRIVERS	11.167	10/1/27	626,152
2,125,000	SONYMA, Series 148 DRIVERS	11.263	10/1/32	1,922,849

				$720,954,766

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 49 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $672,410,000.
64 | ROCHESTER FUND MUNICIPALS

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost	$9,464,634
Market Value	6,336,682
Market Value as a % of Net Assets	0.08%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2010, securities with an aggregate market value of $1,113,031, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $37,394 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation Based
on Cost of Securities
Undistributed	Undistributed	Accumulated	and Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$97,352,096	$—	$767,968,879	$1,165,392,305
65 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

1.	As of December 31, 2010, the Fund had $767,968,879 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2010, details of the capital loss carryforwards were as follows:

Expiring

2016	$443,946,792
2017	324,022,087

Total	$767,968,879

2.	During the fiscal year ended December 31, 2010, the Fund utilized $82,464,272 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.	During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for December 31, 2010. Net assets of the Fund were unaffected by the reclassifications.

Increase to
Increase to	Accumulated Net
Accumulated Net	Realized Loss
Investment Income	on Investments

$3,711,832	$3,711,832
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

Distributions paid from:
Exempt-interest dividends	$493,554,501	$483,128,325
Ordinary income	7,318,051	5,679,298

Total	$500,872,552	$488,807,623

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
66 | ROCHESTER FUND MUNICIPALS

Federal tax cost of securities	$8,958,315,161[1]

Gross unrealized appreciation	$148,888,126
Gross unrealized depreciation	(1,314,280,431)

Net unrealized depreciation	$(1,165,392,305)

1.	The Federal tax cost of securities does not include cost of $1,349,143,448, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended December 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$13,170
Payments Made to Retired Trustees	156,353
Accumulated Liability as of December 31, 2010	1,524,922
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
67 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	38,467,717	$625,354,867	52,833,970	$734,465,418
Dividends and/or distributions reinvested	16,612,352	269,611,844	18,725,703	263,340,510
Redeemed	(84,858,562)	(1,365,814,020)	(78,201,654)	(1,126,486,207)

Net decrease	(29,778,493)	$(470,847,309)	(6,641,981)	$(128,680,279)

Class B
Sold	1,128,811	$18,352,363	1,279,319	$17,832,175
Dividends and/or distributions reinvested	484,918	7,859,585	669,108	9,331,312
Redeemed	(5,512,809)	(89,163,873)	(6,780,297)	(93,322,663)

Net decrease	(3,899,080)	$(62,951,925)	(4,831,870)	$(66,159,176)

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	Year Ended December 31, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	8,509,316	$138,036,770	12,413,734	$173,659,196
Dividends and/or distributions reinvested	2,960,215	47,982,936	3,332,430	46,733,925
Redeemed	(18,070,599)	(289,927,378)	(14,484,787)	(207,236,535)

Net increase (decrease)	(6,601,068)	$(103,907,672)	1,261,377	$13,156,586

Class Y
Sold	3,832,057	$61,864,893	1,122,715	$15,728,107
Dividends and/or distributions reinvested	275,265	4,468,978	224,183	3,162,851
Redeemed	(1,673,355)	(26,938,738)	(1,062,727)	(15,261,452)

Net increase	2,433,967	$39,395,133	284,171	$3,629,506

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$679,005,735	$1,165,658,463
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2010, the Fund paid $2,584,568 to the Manager for accounting services.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2010, the Fund paid $3,072,762 to OFS for services to the Fund.
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NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$32,477,933
Class C	32,901,762
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
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CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

December 31, 2010	$1,268,171	$178,936	$427,377	$91,022
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the year ended December 31, 2010, the Manager reimbursed the Fund $47,321 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates
71 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
5. Borrowings Continued
(0.2931% as of December 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended December 31, 2010 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of December 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2931%. Details of the borrowings for the year ended December 31, 2010 are as follows:

Average Daily Loan Balance	$59,415,890
Average Daily Interest Rate	0.304%
Fees Paid	$3,144,452
Interest Paid	$147,567
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor — including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and
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litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Rochester Fund Municipals:
We have audited the accompanying statement of assets and liabilities of Rochester Fund Municipals, including the statement of investments, as of December 31, 2010, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochester Fund Municipals as of December 31, 2010, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 16, 2011
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2011, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2010. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 31, 2010 are eligible for the corporate dividend-received deduction. 98.54% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (72.7%), Puerto Rico (25.4%), Guam (0.5%), Virgin Islands (0.8%), Northern Mariana Isles (0.6%).
     During 2010, 28.51% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New York municipal debt funds. The Board noted that the Fund’s one-year and ten-year performance was better than its peer group median although its three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load New York municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were competitive with its peer group median and higher than its peer group average. The Fund’s contractual management fees were higher than its peer group median and average. The Fund’s total expenses were lower than its peer group median and average.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2001) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2005) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
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Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Matthew P. Fink, Trustee (since 2009) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2009) Age: 72	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2009) Age: 68	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2009) Age: 58	Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2009) Age: 65	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of
81 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mary Ann Tynan, Contiuned	Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2009) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2009) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 52	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited;
82 | ROCHESTER FUND MUNICIPALS

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

William F. Glavin, Jr., Contiuned	Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non- Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005- December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 66 portfolios as a Trustee/Director and 96 portfolios as an officer in the OppenheimerFunds complex. Mr. Glavin has served on the Boards of certain Oppenheimer funds since 2009, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Zack and Keffer, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, and Stein, 350 Linden Oaks , Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2000) Age: 47	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 39	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President and Senior Portfolio Manager (since 2005) Age: 38	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003- December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (October 2006-June 2009). Research analyst of the Manager (June 2003- September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
83 | ROCHESTER FUND MUNICIPALS

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 53	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 60	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 51	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 96 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2001) Age: 62	Executive Vice President (since January 2004) and General Counsel-Corporate (since March 2002) of the Manager; General Counsel of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
84 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
A Series of Rochester Portfolio Series

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

©2011 OppenheimerFunds, Inc. All rights reserved.
85 | ROCHESTER FUND MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
86 | ROCHESTER FUND MUNICIPALS

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
87 | ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $51,600 in fiscal 2010 and $58,300 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,895 in fiscal 2010 and $2,632 fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed $342,900 in fiscal 2010 and $269,540 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services for the capital accumulation plan, FIN 45 and FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,000 in fiscal 2010 and $8,500 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $352,795 in fiscal 2010 and $280,672 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The

Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	02/08/2011